Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Summary of net loss and Adjusted EBITDA
Net loss is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2025	2024	2025	2024
Revenue	$11,867	$781	$14,856	$1,553
Cost of revenue	(10,091)	(476)	(11,222)	(1,039)
Employee costs	(17,175)	(7,520)	(51,498)	(21,392)
Technology costs	(1,499)	(974)	(5,192)	(1,580)
Depreciation and amortization	(364)	(251)	(1,011)	(688)
Interest income, net	693	1,273	1,406	1,677
Fair value changes and financing charges	(4,424)	(15,488)	(121,511)	(25,130)
Other items (1)	(5,265)	(2,952)	(29,436)	(7,904)

Net loss	$(26,258)	$(25,607)	$(203,608)	$(54,503)

(1)
“Other items” includes marketing expense, professional fees, income tax expense, facilities costs, transaction costs, foreign exchange gains and losses, credit loss expense, and other overhead expenses.

The following reflects the Company’s EBITDA and Adjusted EBITDA:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2025	2024	2025	2024
Net loss	$(26,258)	$(25,607)	$(203,608)	$(54,503)
Depreciation and amortization	364	251	1,011	688
Provision for income taxes	21	55	222	348
Interest income, net	(693)	(1,273)	(1,406)	(1,677)

EBITDA	(26,566)	(26,574)	(203,781)	(55,144)
Stock-based compensation	9,486	359	28,092	1,042
Fair value changes and financing charges	4,424	15,488	121,511	25,130
Transaction costs	—	77	12,043	163
Non-cash inventory cost realignment adjustments	(112)	204	(656)	179
Other adjustments (1)	1,702	(32)	3,419	66

Adjusted EBITDA	$(11,066)	$(10,478)	$(39,372)	$(28,564)

(1)
“Other adjustments” includes, but is not limited to, other non-cash expenses, including foreign exchange gains and losses, and unusual or non-recurring expenses, including litigation expenses, financing advisory fees, and fines and penalties. The Company believes that these expenses are not reflective of its ongoing operating performance and excluding these costs provides a more meaningful comparison of its results of operations over comparative periods.

Net loss for the years ended December 31, 2024 and 2023 is as follows (in thousands):

	2024	2023
Revenue	$1,554	$3,856
Less: Costs and expenses
Cost of sales	579	3,656
Employee costs	31,981	23,773
Technology costs	4,694	2,693
Depreciation and amortization	886	2,040
Net interest (income)/expense	(1,903)	255
Fair value changes and financing charges	16,187	49,454
Other segment items (a)	10,325	9,574

Net loss	$(61,195)	$(87,589)

*
Other segment items included in segment net loss includes marketing expense, professional fees, income tax expense, facilities costs, foreign currency exchange gains and losses, credit loss, and other overhead expenses.

Schedule of segment assets reported on the consolidated balance sheet
The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets. Long-lived and ROU assets located in the United States, Asia Pacific and United Kingdom region were as follows:

	December 31, 2024		December 31, 2023
	Fixed Assets	ROU Assets	Fixed Assets	ROU Assets
United States	$1,095	$277	$368	$421
Asia Pacific	913	1,175	1,038	1,477
United Kingdom	73	321	149	525

Total	$2,081	$1,773	$1,555	$2,423

Summary of long-lived and ROU assets
The measure of segment assets is reported on the condensed consolidated balance sheet as total consolidated assets. Long-lived and ROU assets were located as follows:

	As of September 30, 2025		As of December 31, 2024
(Amounts in thousands)	Fixed Assets	ROU Assets	Fixed Assets	ROU Assets
North America	$814	$158	$1,095	$277
Asia Pacific	397	948	913	1,175
United Kingdom	54	586	73	321

Total	$1,265	$1,692	$2,081	$1,773